Financial Instruments (Details 9) - Risk Of Power Purchase And Sale Transactions Price [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$)
Baseline [Member] | Increase [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on purchase and sale of energy in active market	R$ 330,059
Baseline [Member] | Decrease [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on purchase and sale of energy in active market	330,059
Probable [Member] | Increase [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on purchase and sale of energy in active market	330,059
Probable [Member] | Decrease [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on purchase and sale of energy in active market	330,059
Scenario 1 [Member] | Increase [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on purchase and sale of energy in active market	414,505
Scenario 1 [Member] | Decrease [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on purchase and sale of energy in active market	245,612
Scenario 2 [Member] | Increase [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on purchase and sale of energy in active market	498,952
Scenario 2 [Member] | Decrease [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on purchase and sale of energy in active market	R$ 161,165